Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Financial Instruments	There are no financial instruments classified in categories other than those reported:
	Classification	Level	June 30, 2024	December 31, 2023
Financial liabilities:
Derivative warrants (note 15)	FVTPL	Level 1	2,563	4,464
Contingent consideration on acquisitions (note 5)	FVTPL	Level 3	-	144,526
Exposure premium - debentures (note 13)	FVTPL	Level 3	857	1,835
Deferred consideration on acquisitions (note 5)	Amortized cost		254,383	87,551
Loans and financing (note 11)	Amortized cost		3,776	5,289
Debentures (note 13)	Amortized cost		45,780	51,197
Related parties (note 9)	Amortized cost		9,739	9,867

Schedule of Measurement and Reconciliation of Financial Liabilities	Measurement and reconciliation of level 3 financial liabilities
Balance at January 1, 2023	156,422
Additions	29,282
Transfer to equity (converted in shares)	(35,410)
Write off in the P&L	(3,933)
Balance at December 31, 2023	146,361
Write off in the P&L	(978)
Transfer based on change in classification	(144,526)
Balance at June 30, 2024	857

Schedule of Liquidity Risk	There are no financial liabilities exceeding three years, as the failure of the Group to meet covenants associated with the outstanding debentures resulted in the acceleration of the maturity of the debentures (see note 13 for additional information).
	June 30, 2024
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	58,194	-	58,194
Other liabilities	737	-	737
Loans and financing	3,598	178	3,776
Debentures(i)	45,780	-	45,780
Deferred and contingent consideration	249,383	5,000	254,383
Lease liabilities	568	678	1,246
Related parties	9,739	-	9,739
Total	367,999	5,856	373,855
	December 31, 2023
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	47,133	-	47,133
Other liabilities	852	-	852
Loans and financing	4,960	329	5,289
Debentures(i)	51,197	-	51,197
Deferred and contingent consideration	227,077	5,000	232,077
Lease liabilities	742	777	1,519
Related parties	9,867	-	9,867
Total	341,828	6,106	347,934
(i)	The Company was not in compliance with the related financial covenants under the debentures as of June 30, 2024, and the amounts owed under the debentures are classified as current. Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:

Schedule of Contractual Principal Payments Due with Final Maturity	Contractual principal payments are due quarterly beginning in May 2023 with final maturity in May 2026, as follows:
	Less than 1 year	1 to 3 years	3 to 5 years	Total Liabilities	June 30, 2024
Debentures	-	51,197	-	51,197	45,780